Unit Purchase Options (Details 1)		12 Months Ended
		Oct. 31, 2021	Oct. 31, 2020
IfrsStatementLineItems [Line Items]
Expected dividend yield		Nil
Option Pricing Model Two [Member]
IfrsStatementLineItems [Line Items]
Expected dividend yield			Nil
Risk-free interest rate			1.71%
Expected life			2 months
Expected volatility	[1]		100.00%

[1]	Based on the volatility of comparable publicly traded companies